RISK MANAGEMENT - Effects of Covid-19 on credit risk (Details) - Credit risk - COVID-19 - item	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Nov. 30, 2020
RISK MANAGEMENT
Balance sheet impact of changes in consumer confidence		(10.40%)
Percentage increase in consumer confidence		3.20%
Unemployment rate			13.30%
COLTES Index | Public Debt Instruments
RISK MANAGEMENT
Percentage increase (decrease) in price index		12.27%
Index value	288.51	323.91
COLTES Index | Private Debt Instruments
RISK MANAGEMENT
Emissions value		12,900,000,000,000
COLCAP Stock Index
RISK MANAGEMENT
Percentage increase (decrease) in price index	14.30%	(13.51%)
Index value	1,662.42	1,437.89	1,258